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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 20.8%
		Airlines: 0.2%
$3,467,000	L	American Airlines, Inc., 7.324%, due 10/15/09	$2,928,202
			2,928,202
		Banks: 5.2%
1,000,000	S	ABN Amro Bank NV, 7.250%, due 05/31/05	1,006,246
1,960,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 10/29/49	1,739,612
2,377,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.310%, due 12/09/09	2,385,621
3,502,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	3,921,284
2,530,000	@@, C	Bank of Ireland, 3.260%, due 12/29/49	2,232,626
1,060,000	@@, C	Bank of Nova Scotia, 2.115%, due 08/31/85	900,010
3,457,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	3,765,368
2,134,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	2,235,002
2,660,000	@@, C, L	Den Norske Bank ASA, 3.250%, due 08/29/49	2,254,350
2,425,000	@@, #, L	First Citizens St. Lucia Ltd., 5.460%, due 02/01/12	2,381,044
2,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	2,159
2,237,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	2,346,311
7,150,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	6,305,849
3,400,000	@@, C	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	2,989,178
3,580,000	@@, C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	3,124,255
3,519,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	3,432,556
2,480,000	C	Mellon Capital I, 7.720%, due 12/01/26	2,665,363
2,550,000	@@, C	National Australia Bank Ltd., 2.361%, due 10/29/49	2,264,112
3,960,000	@@, C, L	National Westminster Bank PLC, 3.063%, due 11/29/49	3,402,353
1,351,000	C	NB Capital Trust, 7.830%, due 12/15/26	1,426,482
1,266,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	1,405,545
3,087,000		PNC Funding Corp., 4.500%, due 03/10/10	3,058,007
2,856,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	2,873,719
1,510,000	@@, C	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	1,350,396
1,480,000	@@, C	Societe Generale, 2.719%, due 11/29/49	1,294,883
4,520,000	@@, L	Standard Chartered PLC, 2.813%, due 11/29/49	3,751,867
3,760,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	3,120,800
1,880,000	@@, C	Standard Chartered PLC, 3.438%, due 07/29/49	1,564,023
2,599,000	C	U.S. Bancorp, 8.090%, due 11/15/26	2,793,252
1,780,000	@@, C	Westpac Banking Corp., 3.530%, due 09/30/49	1,533,349
2,317,000	#, C, L	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,273,619
			75,799,241
		Beverages: 0.6%
4,127,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	4,746,051
2,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	2,012
3,956,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	3,920,091
			8,668,154
		Chemicals: 0.3%
874,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	911,498
3,640,000		Union Carbide Corp., 7.750%, due 10/01/96	3,660,020
			4,571,518
		Diversified Financial Services: 3.7%
948,000	#, I, XX	Alpine III, 3.350%, due 08/16/14	950,093
948,000	#, I, XX	Alpine III, 3.750%, due 08/16/14	949,730
502,000	#, I, XX	Alpine III, 5.550%, due 08/16/14	503,715
1,460,000	#, I, XX	Alpine III, 8.800%, due 08/16/14	1,465,128

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

1,025,419	#, C	Arcel Finance Ltd., 5.984%, due 02/01/09	$1,052,990
1,959,000	#	Arcel Finance Ltd., 6.361%, due 05/01/12	1,941,026
2,174,000	#, C	Arcel Finance Ltd., 7.048%, due 09/01/11	2,219,502
3,296,000	#	Bosphorus Financial Services Ltd., 4.830%, due 02/15/12	3,300,430
4,840,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	4,876,300
2,457,000	C	Citigroup Capital II, 7.750%, due 12/01/36	2,614,373
4,948,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	5,383,611
1,225,000	@@, C	Financiere CSFB NV, 2.688%, due 03/29/49	1,040,711
1,572,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	1,482,269
3,089,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	3,092,577
2,486,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	2,680,922
2,850,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	3,069,498
3,853,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	3,833,793
3,978,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	3,916,608
4,611,082	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	4,643,337
2,500,000	#, C	Twin Reefs Pass-Through Trust, 3.770%, due 12/10/49	2,514,520
1,702,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	1,854,630
			53,385,763
		Electric: 2.7%
3,942,265	C	CE Generation LLC, 7.416%, due 12/15/18	4,215,440
3,989,000	C	Consumers Energy Co., 4.250%, due 04/15/08	3,949,242
1,970,000	C	Consumers Energy Co., 5.150%, due 02/15/17	1,901,885
3,138,000	C	Enterprise Capital Trust II, 4.313%, due 06/30/28	3,124,208
2,407,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	2,542,909
4,886,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	5,551,615
1,982,000	#, C	Juniper Generation LLC, 6.790%, due 12/31/14	1,939,827
4,297,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	4,427,457
2,507,000	C, S	Potomac Edison Co., 5.000%, due 11/01/06	2,526,911
543,099	#, S	Power Contract Financing LLC, 5.200%, due 02/01/06	547,548
2,508,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	2,572,503
704,032		PPL Montana LLC, 8.903%, due 07/02/20	810,077
1,351,729	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	1,391,135
2,836,000	S	TXU Corp., 4.446%, due 11/16/06	2,837,188
			38,337,945
		Food: 0.6%
3,501,000	C, S	Safeway, Inc., 4.800%, due 07/16/07	3,504,252
4,418,000	C, S	Tyson Foods, Inc., 7.250%, due 10/01/06	4,611,385
			8,115,637
		Gas: 0.2%
2,895,000	#, C, S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	3,036,180
			3,036,180
		Home Builders: 0.0%
117,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	122,265
			122,265
		Insurance: 1.0%
2,440,000		AON Corp., 8.205%, due 01/01/27	2,777,106
2,099,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	2,265,144
1,741,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	1,728,524
2,361,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	2,369,684
5,318,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	5,816,950
			14,957,408
		Media: 0.3%
26,410	@@, #, C, L	CanWest Media, Inc., 8.000%, due 09/15/12	27,929
1,468,000	S	Clear Channel Communications, Inc., 3.125%, due 02/01/07	1,424,825
2,358,000	C	COX Communications, Inc., 6.850%, due 01/15/18	2,433,752
			3,886,506

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

		Oil and Gas: 1.1%
2,542,000	@@, #, C	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	$2,398,929
50,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	53,750
2,523,000	@@, C	Husky Energy, Inc., 6.150%, due 06/15/19	2,634,479
1,092,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	1,048,057
4,943,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	5,054,217
1,755,000	#, L	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	2,114,775
2,057,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	2,046,715
1,000	C, S	Valero Energy Corp., 6.125%, due 04/15/07	1,034
			15,351,956
		Packaging and Containers: 0.2%
2,806,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	2,855,200
			2,855,200
		Pipelines: 0.3%
2,136,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	2,029,973
2,176,000	C	KN Capital Trust III, 7.630%, due 04/15/28	2,513,208
			4,543,181
		Real Estate: 0.8%
3,486,000	C	EOP Operating LP, 7.750%, due 11/15/07	3,753,477
3,112,000	C	Liberty Property LP, 5.125%, due 03/02/15	3,014,573
501,000	C	Liberty Property LP, 6.375%, due 08/15/12	532,956
385,000	S	Liberty Property LP, 6.950%, due 12/01/06	402,472
3,030,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,334,627
			11,038,105
		Real Estate Investment Trusts: 0.5%
2,667,000	C	Simon Property Group LP, 4.875%, due 03/18/10	2,642,906
4,636,000	C, S	Simon Property Group LP, 6.375%, due 11/15/07	4,832,831
			7,475,737
		Retail: 0.5%
115,000		Dollar General Corp., 8.625%, due 06/15/10	130,813
4,026,000		JC Penney Co., Inc., 7.400%, due 04/01/37	3,482,490
3,730,000	C, S	May Department Stores Co., 3.950%, due 07/15/07	3,680,928
			7,294,231
		Savings and Loans: 0.2%
2,398,000	C	Great Western Financial, 8.206%, due 02/01/27	2,621,561
			2,621,561
		Telecommunications: 1.5%
5,411,000	C	AT&T Corp., 9.050%, due 11/15/11	6,175,304
3,213,000	C, L	BellSouth Corp., 4.200%, due 09/15/09	3,142,738
1,808,000	+, S	Sprint Capital Corp., 4.780%, due 08/17/06	1,819,718
2,615,000	C	Sprint Capital Corp., 8.375%, due 03/15/12	3,060,269
2,184,000	@@, #	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	2,133,510
2,430,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	2,699,900
2,571,000	C, L	Verizon Virginia, Inc., 4.625%, due 03/15/13	2,461,028
			21,492,467
		Transportation: 0.9%
11,125,000	S	FedEx Corp., 2.840%, due 04/01/05	11,125,006
1,910,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	1,915,927
			13,040,933
		Total Corporate Bonds/Notes (Cost $301,713,820)	299,522,190

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.9%
		Federal Home Loan Bank: 0.9%
13,620,000		3.250%, due 12/17/07	$13,322,635
			13,322,635
		Federal Home Loan Mortgage Corporation: 7.5%
27,620,000	C	2.700%, due 03/16/07	26,977,392
14,829,574		3.460%, due 04/15/32	14,986,175
3,858,095		4.500%, due 04/01/14	3,805,195
31,447,000		5.500%, due 04/01/33	31,535,429
5,018,000	C	5.875%, due 03/21/11	5,283,869
13,915,651	C	6.000%, due 01/15/29	14,371,730
7,919,043		6.000%, due 01/15/29	8,174,065
1,750,000		6.500%, due 04/15/34	1,816,171
779,961		7.500%, due 11/01/28	838,061
			107,788,087
		Federal National Mortgage Association: 20.7%
177,875	C	2.859%, due 12/26/29	177,554
14,594,000	C, L	2.875%, due 05/19/08	14,011,597
3,559,594		2.990%, due 04/25/35	3,562,696
5,355,535		3.100%, due 08/25/33	5,344,061
851,000		4.500%, due 05/15/35	806,057
6,474,000	C	4.750%, due 12/25/42	6,478,770
8,544,000		5.000%, due 04/01/18	8,538,660
93,953,000		5.000%, due 05/01/33	91,604,174
7,140,000	L	5.250%, due 08/01/12	7,247,136
35,626		5.500%, due 11/01/16	36,355
188,173		5.500%, due 12/01/16	192,025
23,042		5.500%, due 04/01/17	23,512
68,149		5.500%, due 02/01/18	69,539
18,800		5.500%, due 06/01/18	19,185
116,304		5.500%, due 10/01/18	118,676
14,032,270		5.500%, due 04/15/19	14,299,753
40,641,000		5.500%, due 04/01/33	40,704,480
234,991		6.000%, due 06/01/16	242,882
33,661		6.000%, due 08/01/16	34,791
495,179		6.000%, due 10/01/16	511,806
520,316		6.000%, due 01/01/17	537,805
183,643		6.000%, due 02/01/17	189,820
1,173,706		6.000%, due 04/01/17	1,213,178
870,629		6.000%, due 05/01/17	899,907
360,318		6.000%, due 06/01/17	372,435
685,960		6.000%, due 07/01/17	709,028
897,787		6.000%, due 08/01/17	927,978
3,069,139		6.000%, due 09/01/17	3,172,353
13,128		6.000%, due 10/01/17	13,569
758,973		6.000%, due 11/01/17	784,459
15,620		6.000%, due 02/01/18	16,146
1,359,185		6.000%, due 04/01/18	1,404,525
216,738		6.000%, due 09/01/18	224,035
217,395		6.000%, due 11/01/18	224,715
300,361		6.000%, due 12/01/18	310,447
13,171,011		6.000%, due 07/25/29	13,574,626
5,503,759		6.000%, due 04/25/31	5,698,951
30,914,000		6.000%, due 04/01/34	31,599,919
4,334,948		6.500%, due 08/01/29	4,514,823
16,980,000		6.500%, due 04/01/31	17,622,047
398,118		6.500%, due 01/01/32	414,200
340,377		6.500%, due 09/01/32	353,995
834,222		6.500%, due 10/01/32	867,597
6,035,000	L	6.625%, due 11/15/10	6,644,143

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

35,236		7.000%, due 08/01/25	$37,326
35,134		7.000%, due 10/01/25	37,218
7,160		7.000%, due 11/01/25	7,585
128,930		7.000%, due 12/01/25	136,580
130,845		7.000%, due 02/01/26	138,607
267,923		7.000%, due 03/01/26	283,722
313,494		7.000%, due 01/01/30	331,025
4,210,370		7.000%, due 06/01/31	4,447,128
248,000		7.000%, due 04/15/34	261,330
202,725		7.500%, due 10/01/30	217,000
309,238		7.500%, due 11/01/30	331,014
2,296,992	C	7.500%, due 06/25/32	2,414,489
3,005,866	C	7.500%, due 01/25/48	3,173,163
435,895		10.000%, due 02/25/19	483,655
			298,614,252
		Government National Mortgage Association: 0.8%
266,274		3.375%, due 04/20/28	270,852
193,289		4.125%, due 12/20/29	197,565
5,368,053		6.500%, due 10/15/31	5,615,137
834,561		7.000%, due 04/15/26	885,243
379,645		7.000%, due 05/15/32	401,505
50,645		7.500%, due 04/15/22	54,715
11,928		7.500%, due 05/15/22	12,886
12,078		7.500%, due 06/15/22	13,049
8,498		7.500%, due 08/15/22	9,181
14,531		7.500%, due 06/15/24	15,663
37,550		7.500%, due 01/15/26	40,382
2,589		7.500%, due 07/15/26	2,785
56,659		7.500%, due 03/15/29	60,811
77,438		7.500%, due 04/15/29	83,112
181,439		7.500%, due 08/15/29	194,734
48,774		7.500%, due 09/15/29	52,348
51,269		7.500%, due 10/15/29	55,026
81,744		7.500%, due 12/15/29	87,747
73,103		7.500%, due 01/15/30	78,440
158,708		7.500%, due 02/15/30	170,294
112,415		7.500%, due 05/15/30	120,622
39,721		7.500%, due 06/15/30	42,622
51,152		7.500%, due 07/15/30	54,887
46,769		7.500%, due 08/15/30	50,184
54,735		7.500%, due 10/15/30	58,731
6,850		7.500%, due 11/15/30	7,349
39,699		7.500%, due 12/15/30	42,598
2,588		7.500%, due 01/15/31	2,777
36,640		7.500%, due 02/15/31	39,307
36,641		7.500%, due 03/15/31	39,307
27,347		7.500%, due 04/15/31	29,336
7,351		7.500%, due 09/15/31	7,886
937,664		7.500%, due 12/15/31	1,006,079
146,689		7.500%, due 01/15/32	157,405
39,741		7.500%, due 02/15/32	42,631
165,172		7.500%, due 03/15/32	177,224
4,207		7.500%, due 04/15/32	4,513
60,484		7.500%, due 05/15/32	64,881
158,451		7.500%, due 06/15/32	169,970
84,417		7.500%, due 07/15/32	90,554
145,083		7.500%, due 08/15/32	155,630
870,534		7.500%, due 09/15/32	933,821
			11,599,789
		Total U.S. Government Agency Obligations
		(Cost $434,118,068)	431,324,763

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 27.2%
		U.S. Treasury Bonds: 18.4%
101,524,000	L	4.000%, due 03/15/10	$100,762,671
100,254,000	L, S	4.000%, due 02/15/15	96,353,518
10,917,000	L, S	5.375%, due 02/15/31	11,901,670
14,734,000	S	6.000%, due 02/15/26	16,859,497
8,970,000		6.250%, due 08/15/23	10,446,902
10,340,000	C, S	10.375%, due 11/15/12	11,982,292
13,481,000	C, S	13.250%, due 05/15/14	18,105,616
			213,975,686
		U.S. Treasury Notes: 8.2%
5,564,000	L	1.625%, due 10/31/05	5,516,406
104,107,000	L, S	3.375%, due 02/28/07	103,379,084
8,601,000	L, S	3.375%, due 02/15/08	8,474,677
			117,370,167
		U.S. Treasury STRIP: 0.6%
14,659,000	S	4.840%, due 05/15/16	8,668,248
			8,668,248
		Total U.S. Treasury Obligations
		(Cost $394,808,603)	392,450,581
ASSET BACKED SECURITIES: 6.5%
		Automobile Asset-Backed Securities: 1.1%
9,200,000	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	9,147,201
888,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	868,301
1,851,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	1,820,554
4,320,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	4,251,034
			16,087,090
		Credit Card Asset-Backed Securities: 1.0%
8,800,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	8,980,854
374,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	392,730
3,460,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	3,427,642
1,190,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	1,252,725
			14,053,951
		Home Equity Asset-Backed Securities: 3.5%
1,539,591	C	Argent Securities, Inc., 3.170%, due 03/25/34	1,541,947
1,525,380	C	Asset Backed Funding Certificates, 3.130%, due 11/25/33	1,526,023
5,203,053	C, XX	Bayview Financial Acquisition Trust, 3.350%, due 09/28/43	5,218,090
1,575,150	C	Centex Home Equity, 3.130%, due 01/25/34	1,577,299
147,576	C	Equity One ABS, Inc., 2.976%, due 09/25/33	147,303
3,113,470	C	GMAC Mortgage Corp. Loan Trust, 3.080%, due 12/25/20	3,114,115
10,569,000	C	GSAA Trust, 5.242%, due 05/25/35	10,542,415
3,399,253	C	Merrill Lynch Mortgage Investors, Inc., 3.210%, due 07/25/34	3,416,583
2,539,918	C	New Century Home Equity Loan Trust, 3.100%, due 04/25/34	2,542,231
1,114,000	C, XX	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	1,106,313
1,276,596	C	Residential Asset Mortgage Products, Inc., 3.160%, due 06/25/33	1,279,369
2,619,814	C	Residential Asset Securities Corp., 2.980%, due 01/25/35	2,622,235
4,188,159	C, +	Residential Asset Securities Corp., 3.160%, due 12/25/33	4,197,920
2,602,000	C	Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	2,597,876
7,465,000	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	7,458,273
1,990,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	1,960,580
			50,848,572
		Other Asset-Backed Securities: 0.9%
404,431	C	Ameriquest Mortgage Securities, Inc., 3.150%, due 02/25/34	404,877
928,352	C, XX	Amortizing Residential Collateral Trust, 3.350%, due 05/25/32	928,643
3,952,205	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.150%, due 07/25/33	3,962,283
4,320,877	C	First Horizon Asset Back Trust, 3.140%, due 10/25/34	4,337,481
3,256,000	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	3,228,712
			12,861,996
		Total Asset-Backed Securities
		(Cost $94,296,411)	93,851,609

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 23.9%
		Commercial Mortgage-Backed Securities: 4.9%
195,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	$189,583
3,372,000	C, L	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	3,328,842
777,000	C	Capco America Securitization Corp., 6.260%, due 10/15/30	819,754
279,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	296,814
6,167,579	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,808,308
3,111,000	C	COMM, 3.600%, due 03/10/39	3,009,562
3,519,664	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,400,260
3,500,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	3,714,059
3,639,699	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	3,583,074
421,000	C	GE Capital Commercial Mortgage Corp., 3.915%, due 11/10/38	408,112
301,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	300,716
3,880,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,806,753
7,270,168	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	7,157,376
9,380,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	9,836,298
176,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	175,884
5,220,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,525,383
4,500,000	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	5,017,418
8,787,293	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	9,243,631
4,064,890	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,921,882
			70,543,709
		Whole Loan Collateral PAC: 0.9%
4,271,939	C	GSR Mortgage Loan Trust, 3.250%, due 10/25/32	4,273,568
2,879,469	C	MASTR Alternative Loans Trust, 3.250%, due 11/25/33	2,882,276
3,960,894	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	4,124,562
1,393,578	C	Washington Mutual, 3.250%, due 03/25/34	1,396,120
			12,676,526
		Whole Loan Collateralized Mortgage Obligations: 17.9%
8,335,217	C	Banc of America Funding Corp., 5.750%, due 09/20/34	8,368,458
3,012,439	C	Bank of America Alternative Loan Trust, 3.300%, due 12/25/33	3,014,648
928,577	C	Bank of America Alternative Loan Trust, 5.500%, due 02/25/33	939,264
4,734,630	C	Bank of America Mortgage Securities, 3.300%, due 12/25/33	4,742,987
4,637,795	C	Bank of America Mortgage Securities, 5.000%, due 12/25/18	4,603,011
3,100,068	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	3,112,593
4,036,119	C	Bear Stearns Alt-A Trust, 3.170%, due 07/25/34	4,039,553
4,348,236	C	Citicorp Mortgage Securities, Inc., 3.350%, due 10/25/33	4,334,645
7,223,197	C	Citigroup Mortgage Loan Trust, Inc., 2.970%, due 12/25/34	7,224,802
3,383,973	C	Countrywide Alternative Loan Trust, 3.150%, due 02/25/35	3,389,777
4,808,049		Countrywide Alternative Loan Trust, 3.200%, due 09/25/34	4,801,867
2,420,912	C	Countrywide Alternative Loan Trust, 3.250%, due 07/25/18	2,426,382
4,394,115	C	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	4,361,159
3,679,856	C	Countrywide Alternative Loan Trust, 5.000%, due 08/25/19	3,669,984
2,705,021	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,744,824
9,334,620	C, XX	Countrywide Home Loan Mortgage Pass Through Trust, 3.120%, due 03/25/35	9,343,371
4,783,483	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	4,755,141
7,810,000	C	CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	7,733,818
7,970,094	C	First Horizon Alternative Mortgage Securities, 4.831%, due 06/25/34	7,860,799
11,002,353	C, XX	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	10,940,466
2,361,502	#, C	GSMPS Mortgage Loan Trust, 3.200%, due 01/25/35	2,370,640

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

2,333,494	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	$2,340,075
4,508,212	C, XX	Harborview Mortgage Loan Trust, 3.200%, due 01/19/35	4,515,256
4,122,921	C	Homebanc Mortgage Trust, 3.280%, due 08/25/29	4,142,723
7,696,297	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	7,813,461
8,225,925	C	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	8,354,455
2,326,058	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	2,375,180
3,604,009	C	MASTR Asset Securitization Trust, 3.300%, due 11/25/33	3,616,418
6,126,873	C	MLCC Mortgage Investors, Inc., 3.080%, due 04/25/29	6,085,743
2,943,193	C	MLCC Mortgage Investors, Inc., 3.170%, due 01/25/29	2,946,818
4,419,843	C	MLCC Mortgage Investors, Inc., 3.210%, due 04/25/29	4,429,225
2,620,490	C, XX	QFA Royalties LLC, 7.300%, due 02/20/25	2,607,388
11,119,000	C, XX	Residential Accredit Loans, Inc., 0.000%, due 04/25/35	11,112,052
4,907,122	C	Residential Accredit Loans, Inc., 3.300%, due 03/25/18	4,921,259
2,006,097	C	Residential Funding Mtg. Sec. I, 3.300%, due 05/25/33	2,011,703
1,283,792	C	Residential Funding Mtg. Sec. I, 3.350%, due 12/25/33	1,284,805
3,308,931	C	Sequoia Mortgage Trust, 3.120%, due 01/20/35	3,318,431
10,338,000	C	Structured Asset Mortgage Investments, Inc., 0.000%, due 05/19/35	10,338,000
3,198,315	C	Structured Asset Securities Corp., 5.500%, due 07/25/33	3,183,325
11,900,000	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	12,142,419
5,568,271	C	Thornburg Mortgage Securities Trust, 3.200%, due 12/25/33	5,578,980
10,389,961	C	Thornburg Mortgage Securities Trust, 3.220%, due 09/25/34	10,423,974
5,630,440	C	Washington Mutual, Inc., 2.938%, due 01/25/45	5,625,076
3,951,166	C	Washington Mutual, Inc., 2.960%, due 01/25/45	3,960,110
4,563,637	C	Washington Mutual, Inc., 3.110%, due 06/25/44	4,568,978
5,944,572	C	Washington Mutual, Inc., 6.000%, due 06/25/34	6,037,456
961,787	C	Wells Fargo Mortgage Backed Securities Trust, 3.350%, due 02/25/34	961,770
4,047,002	C, XX	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	3,977,918
5,950,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	5,681,033
8,294,387	C	Wells Fargo Mortgage Backed Securities Trust, 5.000%, due 12/25/33	8,058,519
			257,190,739
		Whole Loan Collateralized Support CMO: 0.2%
2,936,838	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	2,931,030
			2,931,030
		Total Collateralized Mortgage Obligations
		(Cost $346,720,650)	343,342,004
MUNICIPAL BONDS: 0.3%
		Municipal: 0.3%
1,325,000		City of New York NY, 5.000%, due 11/01/08	1,399,372
1,325,000		City of New York NY, 5.000%, due 11/01/11	1,427,052
1,315,000	C	City of New York NY, 5.000%, due 11/01/15	1,408,957
		Total Municipal Bonds
		(Cost $4,327,324)	4,235,381
OTHER BONDS: 0.9%
		Sovereign: 0.9%
2,831,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	2,625,753
2,961,000	@@, +	Russia Government Intl. Bond, 5.000%, due 03/31/30	3,036,505
1,270,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09	1,533,525
999,000	@@, L	Ukraine Government Intl. Bond, 6.365%, due 08/05/09	1,073,625
1,107,000	@@, #, L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	1,190,025
1,918,644	@@, XX, S	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	2,289,940
753,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	743,588
		Total Other Bonds
		(Cost $11,706,934)	12,492,961

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Shares			Value

PREFERRED STOCK: 0.7%
		Banks: 0.5%
605	#, C, XX	DG Funding Trust	$6,541,562
			6,541,562
		Diversified Financial Services: 0.1%
86,600	C	National Rural Utilities Cooperative Finance Corp.	2,011,718
			2,011,718
		Electric: 0.1%
49,875	S	TECO Energy, Inc.	1,271,813
			1,271,813
		Total Preferred Stock
		(Cost $10,006,606)	9,825,093
		Total Long-Term Investment
		(Cost $1,597,698,417)	1,587,044,582

Principal Amount			Value

SHORT-TERM INVESTMENTS: 30.1%
		Commercial Paper: 5.6%
$10,000,000	S	Concord Minutemen, 2.820%, due 04/04/05	$9,996,867
14,400,000	S	Concord Minutemen, 2.750%, due 04/10/06	14,399,986
19,800,000	S	Concord Minutemen, 2.800%, due 04/12/06	19,799,464
7,800,000	S	Daimler Chrysler, 2.780%, due 04/08/05	7,795,181
3,000,000	S	Daimler Chrysler, 2.800%, due 04/01/05	2,999,767
4,000,000	S	Daimler Chrysler, 2.910%, due 04/05/05	3,998,383
3,700,000	S	John Deere Capital Corp., 2.690%, due 04/01/05	3,699,724
2,872,000	S	Kraft Foods, Inc., 2.890%, due 04/28/05	2,865,567
14,864,000	S	St. Germain, 2.830%, due 04/18/05	14,842,967
		Total Commercial Paper
		(Cost $80,402,073)	80,397,906
		Repurchase Agreement: 0.8%
12,220,000	S	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $12,220,967 to be received upon repurchase (Collateralized by $12,715,000 Federal National Mortgage Association, 1.750%, Market Value plus accrued interest $12,465,966 due 06/16/06)	12,220,000
		Total Repurchase Agreement
		(Cost $12,220,000)	12,220,000
		Securities Lending CollateralCC: 23.7%
341,575,029		The Bank of New York Institutional Cash Reserves Fund	341,575,029
		Total Securities Lending Collateral
		(Cost $341,575,029)	341,575,029
		Total Short-Term Investments
		(Cost $434,197,102)	434,192,935

PORTFOLIO OF INVESTMENTS

ING VP Intermediate Bond Portfolio	as of March 31, 2005 (Unaudited) (Continued)

Principal Amount			Value

	Total Investments In Securities
	(Cost $2,031,895,519)*	140.3%	$2,021,237,517
	Other Assets and Liabilities—Net	(40.3)	(580,314,876)

	Net Assets	100.0%	$1,440,922,641

@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at 03/31/05.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at 03/31/05.
XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
*	Cost for federal income tax purposes is $2,033,849,304.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,374,916
	Gross Unrealized Depreciation	(15,986,703)
	Net Unrealized Depreciation	$(12,611,787)

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Long Contracts
U.S. Long Bond	609	$67,827,375	06/30/2005	$(1,159,193)

Short Contracts
U.S. 5 Year Note	380	$40,695,625	06/30/2005	$167,319
U.S. 10 Year Note	110	12,019,219	06/30/2005	(62,426)
		$52,714,844		$104,893

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

Illiquid Securities

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Alpine III, 3.350%, due 08/16/14	948,000	08/04/04	$948,000	$950,093	0.07%
Alpine III, 3.750%, due 08/16/14	948,000	08/04/04	948,000	949,730	0.07%
Alpine III, 5.550%, due 08/16/14	502,000	08/04/04	502,000	503,715	0.03%
Alpine III, 8.800%, due 08/16/14	1,460,000	08/04/04	1,460,000	1,465,128	0.10%
			$80,800,000	$3,868,666	0.27%

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Intermediate Bond Portfolio

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005